RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt Conversions - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2017	May 31, 2018	May 31, 2017
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount		$ 150,000	$ 362,500
Shares issued for conversion of debt (in Shares)	(10,816,960)	(132,192)	(10,816,960)
Related Party Debt [Member]
Debt Conversion [Line Items]
Shares issued for conversion of debt (in Shares)		(5,179,028)	(10,816,960)
Related Party Debt [Member] | Chief Executive Officer [Member]
Debt Conversion [Line Items]
Shares issued for conversion of debt (in Shares)		(1,624,819)	(1,848,708)
Related Party Debt [Member] | Director [Member]
Debt Conversion [Line Items]
Shares issued for conversion of debt (in Shares)		(149,203)	(6,460,276)
Principal [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount	$ 2,537,750		$ 2,537,750
Principal [Member] | Related Party Debt [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount		$ 1,421,356	2,537,750
Principal [Member] | Related Party Debt [Member] | Chief Executive Officer [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount		464,698	442,750
Principal [Member] | Related Party Debt [Member] | Director [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount		0	1,485,000
Accrued Interest [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount	$ 166,490		166,490
Accrued Interest [Member] | Related Party Debt [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount		197,090	166,490
Accrued Interest [Member] | Related Party Debt [Member] | Chief Executive Officer [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount		43,058	19,427
Accrued Interest [Member] | Related Party Debt [Member] | Director [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount		$ 46,626	$ 130,069
Newcan Investment Partners, LLC [Member] | Related Party Debt [Member] | Affiliated Entity [Member]
Debt Conversion [Line Items]
Shares issued for conversion of debt (in Shares)		(3,375,220)	(1,870,988)
Newcan Investment Partners, LLC [Member] | Principal [Member] | Related Party Debt [Member] | Affiliated Entity [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount		$ 956,658	$ 460,000
Newcan Investment Partners, LLC [Member] | Accrued Interest [Member] | Related Party Debt [Member] | Affiliated Entity [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount		$ 98,098	$ 7,747
CLS Co 2016 LLC [Member] | Related Party Debt [Member] | Affiliated Entity [Member]
Debt Conversion [Line Items]
Shares issued for conversion of debt (in Shares)		(29,786)	(636,988)
CLS Co 2016 LLC [Member] | Principal [Member] | Related Party Debt [Member] | Affiliated Entity [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount		$ 0	$ 150,000
CLS Co 2016 LLC [Member] | Accrued Interest [Member] | Related Party Debt [Member] | Affiliated Entity [Member]
Debt Conversion [Line Items]
Debt Conversion, Original Debt, Amount		$ 9,308	$ 9,247